10-Q LEASES (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of Lease Balances Recorded in Balance Sheet
The Company has the following lease balances recorded on the consolidated balance sheets as follows:

Lease Assets and Liabilities	Classification	December 31, 2021	December 31, 2020
Finance lease right-of-use asset	Right of use asset	$15,033,000	$—
Operating lease right-of-use asset	Other assets	46,897	51,294
Total right of use assets		$15,079,897	$51,294

Operating lease liability - current	Accrued expenses and other liabilities	$4,388	$3,650
Operating lease liability - long-term	Other liabilities	45,403	49,791
Finance lease liability	Lease liability	13,043,499	$—
Total lease liabilities		$13,093,290	$53,441
The Company has the following lease balances recorded on the condensed consolidated balance sheets as follows:

Lease Assets and Liabilities	Classification	March 31, 2022	December 31, 2021
Finance lease right-of-use asset, net	Right of use asset	$14,907,725	$15,033,000
Operating lease right-of-use asset, net	Other assets	45,732	46,897
Total right of use assets		$14,953,457	$15,079,897

Operating lease liability - current	Accrued expenses and other liabilities	$4,585	$4,388
Operating lease liability - long-term	Other liabilities	44,166	45,403
Finance lease liability	Lease liability	13,035,110	$13,043,499
Total lease liabilities		$13,083,861	$13,093,290

Schedule of Supplemental Cash Flow Information Related to Operating Leases
The Company has the following lease costs recorded in the consolidated statements of operations as follows:

	Year Ending December 31,
	2021	2020
Finance lease cost:
Amortization of right-of-use assets	$—	$—
Interest on lease liabilities	—	—
Operating lease cost	10,099	10,099
Total lease cost	$10,099	$10,099

Other information
Cash paid for amounts included in the measurement of lease liabilities	$—	$—
Operating cash flows from finance leases	—	—
Operating cash flows from operating leases	9,350	9,050
Financing cash flows from finance leases	—	—
Right-of-use assets and finance lease liabilities acquired with LINICO transaction (Note 2)	15,033,000	—
Weighted-average remaining lease term - finance leases	0.75	—
Weighted-average remaining lease term - operating leases	6.75	7.75
Weighted-average discount rate - finance leases	6%	—%
Weighted-average discount rate - operating leases	11%	11%
The Company has the following lease costs recorded in the condensed consolidated statements of operations as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
Finance lease cost:
Amortization of right-of-use assets	$125,275	$—
Interest on lease liabilities	195,611	—
Operating lease cost	2,525	2,525
Total lease cost	$323,411	$2,525

Other information
Operating cash flows from operating leases	$9,350	$9,050
Financing cash flows from finance leases	$8,389	$—
Weighted-average remaining lease term - finance leases	0.50	—
Weighted-average remaining lease term - operating leases	6.50	6.75
Weighted-average discount rate - finance leases	6%	6%
Weighted-average discount rate - operating leases	11%	11%

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities by fiscal year for the Company's operating lease is as follows:

2022	9,650
2023	9,950
2024	10,250
2025	10,550
Thereafter	31,500
Total lease payments	71,900
Less: Imputed interest at 11%	(22,109)
Present value of lease liabilities	$49,791
Minimum lease payments by fiscal year for the Company's operating lease is as follows:

For the remainder of 2022	7,250
2023	9,950
2024	10,250
2025	10,550
2026	10,850
Thereafter	20,650
Total lease payments	69,500
Less: Imputed interest at 11%	(20,749)
Present value of operating lease liabilities	$48,751

Schedule of Lease Income
Maturities of lease payments for operating leases to others are as follows:

2021	$180,025
2022	166,325
2023	22,725
2025	96,000
Thereafter	384,000
Total Minimum Lease Income	$849,075
Minimum lease payments for operating leases to others are as follows:

For the remainder of 2022	$139,450
2023	166,325
2024	22,725
2025	96,000
2026	96,000
Thereafter	288,000
Total Minimum Lease Income	$808,500